Common Stock, Treasury Stock and Additional Paid-In Capital - Equity and Dividends (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 03, 2005	Jan. 27, 2010	Jun. 06, 2005	Jun. 08, 2005
Authorized Capital - Common Stock
Common stock - shares authorized	100,000,000	100,000,000				100,000,000
Common stock - par value	$ 0.01	$ 0.01			$ 0.01	$ 0.01
Common stock - shares issued	50,242,992	49,243,659
Authorized Capital - Preferred Stock
Preferred stock - shares authorized	25,000,000	25,000,000				25,000,000
Preferred stock - par value	$ 0.01	$ 0.01				$ 0.01
Dividends
Dividends declared and paid	$ 2,403	$ 1,884	$ 1,860
Leveret
Authorized Capital - Common Stock
Common stock - par value							$ 0.01
Common stock - shares issued							30,472,827
Share Issuance and Repurchase
Stock percentage repurchased and retired during period				8.00%
Stock value acquired and cancelled				$ 35,000